Intangible Assets	6 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
Intangible assets
7.	Intangible assets

The Company’s intangible assets with definite useful lives primarily consisted of licensed software, which are for support the Company’s business and operation. The following table summarizes the components of acquired intangible asset balances.

	As of June 30, 2024	As of December 31, 2023
	In thousands of USD
Software	$15,250	$15,345
Less: accumulated amortization	10,628	(9,317)
Intangible assets, net	$4,622	$6,028

Amortization expense recognized in cost of revenues for the six months ended June 30, 2024 and 2023 amounted to approximately $1.31 million and $1.08 million, respectively.

The Company did not recognize any impairment loss on intangible assets for the six months ended June 30, 2024 and the year ended December 31, 2023.

The future amortization expense of the intangible assets for the twelve months ending June 30 of the following years is expected as follows:

Twelve months ending June 30,	Amortization expenses
In thousands of USD
2025	$1,558
2026	1,425
2027	1,280
2028	359
Total	$4,622